Regulatory Matters (Details) - USD ($)					1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 01, 2019	Jan. 22, 2019	Oct. 01, 2018	Jan. 30, 2017	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Aug. 01, 2018	Dec. 31, 2017
DRO Vegetation Management Cost Baseline									$ 10,700,000
Subsidiaries [Member]
Regulatory assets earning a return					$ 5,500,000				5,500,000
DRO revenue requirement			$ 248,000,000.0
Regulatory Assets, Noncurrent					152,600,000	$ 154,700,000			152,600,000		$ 163,200,000
Distribution Modernization Plan Cost of capital projects					576,000,000.0
Regulatory Assets, Current					41,100,000	40,200,000			41,100,000		23,900,000
Regulatory Assets					193,700,000				193,700,000		187,100,000
Regulatory Liability, Noncurrent					278,300,000	252,300,000			278,300,000		221,200,000
Regulatory Liability, Current					34,900,000	36,500,000			34,900,000		14,800,000
Regulatory Liabilities					313,200,000				313,200,000		236,000,000.0
Public Utilities, Approved Rate Increase (Decrease), Amount			$ 29,800,000
Public Utilities, Approved Return on Equity, Percentage			9.999%
Public Utilities, Approved Debt Capital Structure, Percentage			4.80%
Distribution Investment Rider			$ 12,200,000
One-time Decoupling Rider Revenue Requirement							$ 3,700,000
TCJA Yearly Refund to Customers Per DRO			$ 4,000,000.0
DRO Vegetation Management Cost Deferral Cap									$ 4,600,000
Distribution Modernization Rider				$ 105,000,000.0
Requested Distribution Modernization Rider annual revenue through filing		$ 199,000,000.0
Return on Equity SEET Threshold									12.00%
Proposed annual reduction in transmission rates to reflect effects of TCJA									$ 2,400,000
Due from PJM transmission settlement					16,500,000	2,400,000			16,500,000	$ 41,600,000	0
PJM transmission enhancement repayment amount									$ 14,300,000
Tax rate after Tax Cuts and Jobs Act of 2017									21.00%
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO	$ 65,100,000
Refund of eligible excess ADIT and any related regulatory liability as required by the PUCO, including taxes						83,200,000
Reduction of Long-term regulatory liability related to deferred income taxes						$ 23.4
Subsidiaries [Member] | Vegetation Management and Other [Member]
Regulatory Assets, Noncurrent					7,800,000				$ 7,800,000
Subsidiaries [Member] | Undercollections to be collected [Member]
Regulatory Assets Type of Recovery									A/B
Regulatory Current Asset, End Date for Recovery									2019
Regulatory Assets, Current					40,500,000				$ 40,500,000		23,900,000
Subsidiaries [Member] | Amounts being recovered through base rates [Member]
Regulatory Assets Type of Recovery									B
Regulatory Current Asset, End Date for Recovery									2019
Regulatory Assets, Current					600,000				$ 600,000		0
Subsidiaries [Member] | Pension Costs [Member]
Regulatory Assets Type of Recovery									B
Regulatory Current Asset, End Date for Recovery									Ongoing
Regulatory Assets, Noncurrent					87,500,000				$ 87,500,000		92,400,000
Subsidiaries [Member] | Unrecovered OVEC Charges [Member]
Regulatory Assets Type of Recovery									C
Regulatory Current Asset, End Date for Recovery									Undetermined
Regulatory Assets, Noncurrent					28,700,000				$ 28,700,000		27,800,000
Subsidiaries [Member] | Deferred Fuel Costs [Member]
Regulatory Assets Type of Recovery									B
Regulatory Current Asset, End Date for Recovery									2020
Regulatory Assets, Noncurrent					3,300,000				$ 3,300,000		9,300,000
Subsidiaries [Member] | Deferred Regulatory Compliance Costs [Member]
Regulatory Assets Type of Recovery									B
Regulatory Current Asset, End Date for Recovery									2020
Regulatory Assets, Noncurrent					6,100,000				$ 6,100,000		9,200,000
Subsidiaries [Member] | Ccem Smart Grid And Advanced Metering Infrastructure Cost [Member]
Regulatory Assets Type of Recovery									B
Regulatory Current Asset, End Date for Recovery									Undetermined
Regulatory Assets, Noncurrent					8,500,000				$ 8,500,000		7,300,000
Subsidiaries [Member] | Loss on Reacquired Debt [Member]
Regulatory Assets Type of Recovery									B
Regulatory Current Asset, End Date for Recovery									Various
Regulatory Assets, Noncurrent					6,000,000.0				$ 6,000,000.0		7,000,000.0
Subsidiaries [Member] | Storm Costs [Member]
Regulatory Assets Type of Recovery									A
Regulatory Current Asset, End Date for Recovery									Undetermined
Regulatory Assets, Noncurrent					4,700,000				$ 4,700,000		2,100,000
Subsidiaries [Member] | Vegetation Management [Member]
Regulatory Assets Type of Recovery									A/B
Regulatory Current Asset, End Date for Recovery									Undetermined
Regulatory Assets, Noncurrent					4,600,000				$ 4,600,000		8,100,000
Postretirement Benefit Costs [Member] | Subsidiaries [Member]
Regulatory Liabilities Type of Recovery									B
Regulatory Liability, Amortization Through									Ongoing
Regulatory Liability, Noncurrent					6,000,000.0				$ 6,000,000.0		5,000,000.0
PJM transmission enhancement settlement repayment amount [Member] | Subsidiaries [Member]
Regulatory Liabilities Type of Recovery									A
Regulatory Liability, Amortization Through									2025
Regulatory Liability, Noncurrent					16,900,000				$ 16,900,000		0
Deferred Income Tax Charge [Member] | Subsidiaries [Member]
Regulatory Liability, Amortization Through									Various
Regulatory Liability, Noncurrent					116,300,000				$ 116,300,000		83,400,000
Removal Costs [Member] | Subsidiaries [Member]
Regulatory Liability, Amortization Through									Not Applicable
Regulatory Liability, Noncurrent					139,100,000				$ 139,100,000		132,800,000
Overcollection of costs to be refunded [Member] | Subsidiaries [Member]
Regulatory Liabilities Type of Recovery									A/B
Regulatory Liability, Amortization Through									2018
Regulatory Liability, Noncurrent					34,900,000				$ 34,900,000		$ 14,800,000
Scenario, Forecast [Member] | Subsidiaries [Member]
Distribution Investment Rider								$ 22,000,000.0
DRO Vegetation Management Cost Baseline								15,700,000
Requested Distribution Modernization Rider annual revenue through filing		$ 199,000,000.0
Subsequent Event [Member] | Subsidiaries [Member]
DRO Vegetation Management Cost Deferral Cap								$ 4,600,000
Long-term [Member] | Subsidiaries [Member]
Due from PJM transmission settlement					10,800,000				10,800,000
Short-term [Member] | Subsidiaries [Member]
Due from PJM transmission settlement					$ 16,500,000				$ 16,500,000